BUSINESS COMBINATION (Tables)	12 Months Ended
Jun. 30, 2026
Top Spin Investment Company Limited (“Top Spin”) [Member]
Business Combination [Line Items]
SCHEDULE OF BUSINESS COMBINATION ASSETS ACQUIRED AND LIABILITIES RECOGNIZED

Below are the assets acquired and liabilities recognized at the date of acquisition:

HKD

Cash and cash equivalents	3,486,325
Accounts receivable, net	8,244,364
Prepayments and other current assets	239,901
Property and equipment, net	2,222
Intangible assets	31,250,000
Accounts payable	(3,253,143)
Accrued expenses and other current liabilities	(7,351,141)
Income tax payable	(4,650)
Deferred tax liabilities	(5,156,250)
27,457,628

The accounts receivable acquired with a fair value of HKD8,244,364 at the date of acquisition had gross contractual amounts of HKD8,244,364. No allowance for expected credit losses was provided as the Company is not aware of any collection risk on the balance.

HKD
Consideration transferred
- Cash	72,950,000
- Shares, by issuing 2,980,000 ordinary shares	5,973,708
78,923,708

Non-controlling interest	19,730,927

Less: recognized amounts of net assets acquired	(27,457,628)
contingent consideration asset from the seller	(1,680,000)

Goodwill arising from acquisition	69,517,007
Goodwill arising from acquisition (US$)	8,912,437

SCHEDULE OF CASH (INFLOW) OUTFLOW ON ACQUISITION
HKD
Net cash outflow on acquisition
- Cash consideration paid	72,950,000
- Less: cash and cash equivalents acquired	(3,486,325)
69,463,675

Bowser Human Resources Limited (“Bowser”) [Member]
Business Combination [Line Items]
SCHEDULE OF BUSINESS COMBINATION ASSETS ACQUIRED AND LIABILITIES RECOGNIZED

Below are the assets acquired and liabilities recognized at the date of acquisition:

HKD

Cash and cash equivalents	116,266
Accounts receivable, net	4,907,592
Prepayments and other current assets	1
Intangible assets	33,622,000
Accrued expenses and other current liabilities	(1,379,411)
Income tax payable	(299,165)
Deferred tax liabilities	(5,547,630)
31,419,653

The accounts receivable acquired with a fair value of HKD4,907,592 at the date of acquisition had gross contractual amounts of HKD4,907,592. No allowance for expected credit losses was provided as the Company is not aware of any collection risk on the balance.

HKD
Consideration transferred
- Shares, by issuing 1,885,350 Class A ordinary shares	87,895,017

Less: recognized amounts of net assets acquired	(31,419,653)
contingent consideration asset from the seller	(2,050,000)

Goodwill arising from acquisition	54,425,364
Goodwill arising from acquisition (US$)	6,977,610

SCHEDULE OF CASH (INFLOW) OUTFLOW ON ACQUISITION
HKD
Net cash inflow on acquisition
- Cash consideration paid	—
- Less: cash and cash equivalents acquired	(116,266)
(116,266)

Top Team Consultants Limited (“Top Team”) [Member]
Business Combination [Line Items]
SCHEDULE OF BUSINESS COMBINATION ASSETS ACQUIRED AND LIABILITIES RECOGNIZED

Below are the assets acquired and liabilities recognized at the date of acquisition:

HKD

Cash and cash equivalents	193,595
Accounts receivable, net	356,707
Prepayments and other current assets	267,715
Intangible assets	1,100,000
Accounts payable	(327,415)
Accrued expenses and other current liabilities	(15,000)
Income tax payable	(87,552)
Deferred tax liabilities	(181,500)
1,306,550

The accounts receivable acquired with a fair value of HKD356,707 at the date of acquisition had gross contractual amounts of HKD356,707. No allowance for expected credit losses was provided as the Company is not aware of any collection risk on the balance.

HKD
Consideration transferred
- Shares, by issuing 232,256 Class A ordinary shares	10,827,775

Less: recognized amounts of net assets acquired	(1,306,550)
contingent consideration asset from the seller	(1,980,000)

Goodwill arising from acquisition	7,541,225
Goodwill arising from acquisition (US$)	966,824

SCHEDULE OF CASH (INFLOW) OUTFLOW ON ACQUISITION
HKD
Net cash inflow on acquisition
- Cash consideration paid	—
- Less: cash and cash equivalents acquired	(193,595)
(193,595)

Axiom Digital Limited (“Axiom”) [Member]
Business Combination [Line Items]
SCHEDULE OF BUSINESS COMBINATION ASSETS ACQUIRED AND LIABILITIES RECOGNIZED

Below are the assets acquired and liabilities recognized at the date of acquisition:

HKD

Cash and cash equivalents	20,878
Prepayments and other current assets	49,305
Right-of-use assets, net	238,540
Accrued expenses and other current liabilities	(405,247)
Short-term lease liabilities	(133,810)
Long-term lease liabilities	(104,730)
(335,064)

HKD
Consideration transferred
- Shares, by issuing 4,500,000 Class A ordinary shares and 800,000 Class B ordinary shares	79,364,320

Less: carrying amounts of net assets (liabilities) acquired	(335,064)

Amount recognized as other reserve from the common control combination	79,699,384
Amount recognized as other reserve from the common control combination (US$)	10,217,870

SCHEDULE OF CASH (INFLOW) OUTFLOW ON ACQUISITION
HKD
Net cash inflow on combination
- Cash consideration paid	—
- Less: cash and cash equivalents acquired	(20,878)
(20,878)